STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Equity [Abstract]
Schedule of Summary of stock Option Activity

	Number of Series C Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2022	329	$1.00	11.50
Issued	244	$1.00	10.00
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at November 30, 2022	573	$1.00	10.00

The table below represent the common shares issued, issuable and outstanding at November 30, 2022 and February 28, 2022:

The table below represent the common shares issued, issuable and outstanding at November 30, 2022 and February 28, 2022:

Common shares	November 30, 2022	February 28, 2022
Issued	5,248,415,892	4,733,110,360
Issuable	12,100,000	2,100,000
Issued, issuable and outstanding	5,260,515,892	4,735,210,360

Summary of Common Stock Warrant Activity

Summary of Common Stock Warrant Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2022	1,216,845,661	$0.07	2.38
Issued	94,000,000	$0.009	4.94
Adjusted(1)	66,750,000	$0.011	1.41
Exercised	(61,378,210)	$0.011	(1.41)
Forfeited, extinguished and cancelled	(955,000,000)	$0.008	(1.61)
Outstanding at November 30, 2022	361,217,451	$0.03	2.52

(1)	Required dilution adjustment per warrant agreement

During the year ended February 28, 2022 Series F shareholders had the following activity:

—	40 Series F Preferred Shares and a warrant to purchase 367 Series F Preferred Shares with a five-year term and an exercise price of $1.00 were issued to an investor in exchange for amending their deferred variable payment obligation agreement. The company attributed a fair value based on recent transactions for the Series F Preferred stock and warrants of $33,015,214 and recorded a loss on settlement of debt with a corresponding adjustment to paid in capital.

—	The warrant holder exercised the warrant in part to acquire 38 Series F Preferred Shares.

—	The shareholder above converted 78 Series F Preferred Shares into 316,345,908 common shares.

—	Two Series F Preferred shareholders exchanged 83 Series F Preferred Shares for two promissory notes on March 23, 2021. The notes are non-interest bearing, have a one-year maturity and total $7,546,775. These notes were subsequently exchanged on June 2, 2021 for a total of 116,104.232 common shares.

—	On July 12, 2021, the former director agreed to surrender his remaining 184 Series F preferred shares in exchange for a note payable from the Company of $4,000,160 bearing interest at 7% per annum with a 5 year term, maturing July 12, 2026.

—	On August 24, 2021the Series F preferred warrant holder agreed to not exercise his warrant privileges on his remaining 329 warrant shares before September 1, 2023.

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years

Outstanding at March 1, 2021	—	—	—
Issued	367	$1.00	5.00
Exercised	(38)	$1.00	5.00
Forfeited and cancelled	—	—	—
Outstanding at February 28 2022	329	$1.00	4.50